Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.31%
Alabama–4.42%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$2,150	$2,150,854
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(a)	4.00%	10/01/2027	12,950	13,077,559
Series 2023 B, RB(a)	5.25%	12/01/2030	5,000	5,416,374
Series 2024 A, RB(a)	5.25%	09/01/2032	2,815	3,088,706
Series 2025 D, Ref. RB(a)	5.00%	08/01/2035	4,000	4,337,631
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)(b)	4.00%	12/01/2025	17,500	17,500,000
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(a)	4.00%	10/01/2026	12,530	12,631,369
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	4,000	4,023,823
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	22,905	23,041,415
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2037	2,345	2,585,004
Series 2024, Ref. RB	5.00%	10/01/2039	4,750	5,167,505
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	2,500	2,746,065
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	3,500	3,740,027
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(a)	3.30%	03/12/2026	3,500	3,502,854
Southeast Energy Authority, A Cooperative District; Series 2025 D, RB	5.00%	09/01/2035	10,000	10,968,402
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,000	3,224,872
UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	3,500	3,545,034
				120,747,494
Alaska–0.24%
Alaska (State of) Municipal Bond Bank Authority; Series 2015, RB	5.25%	10/01/2036	60	60,101
Alaska Housing Finance Corp.; Series 2025 A, Ref. RB	5.00%	12/01/2030	2,500	2,749,969
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	2,011,784
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,835	1,796,239
				6,618,093
Arizona–2.28%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2022, Ref. RB	4.00%	07/01/2030	1,405	1,390,378
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(c)	4.50%	07/15/2029	1,250	1,212,248
Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2023, RB	5.00%	11/01/2028	2,000	2,087,535
Series 2023, RB	5.00%	11/01/2040	1,000	1,050,201
Glendale (City of), AZ; Series 2025, Ref. RB	5.00%	07/01/2032	2,580	2,956,913
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2025, RB	5.00%	05/15/2042	1,350	1,458,318
Series 2025, RB	5.00%	05/15/2043	1,500	1,604,368
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(c)	5.00%	02/15/2026	175	175,372
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	3,215	3,286,221
Series 2016, Ref. RB	5.00%	01/01/2035	2,795	2,854,719
Series 2023 A-1, RB(a)	5.00%	05/15/2026	5,000	5,038,164
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(c)	3.00%	07/01/2031	625	596,407
Mesa (City of), AZ;
Series 2014, RB	4.00%	07/01/2038	13,350	13,353,677
Series 2018, RB	5.00%	07/01/2042	4,500	4,639,441
Series 2023, RB	5.00%	07/01/2040	2,390	2,622,600
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix Civic Improvement Corp.;
Series 2017, Ref. RB	5.00%	07/01/2039	$7,125	$7,184,261
Series 2025 C, Ref. RB	5.00%	07/01/2031	2,000	2,261,248
Pima (County of), AZ Industrial Development Authority (The) (Tucson Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	645	583,841
Pinal (County of), AZ; Series 2025, RB (INS - BAM)(d)	5.00%	08/01/2032	1,000	1,143,453
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,000	1,007,798
Tempe (City of), AZ; Series 2025, Ref. GO Bonds	5.00%	07/01/2029	1,880	2,041,425
University of Arizona Board of Regents; Series 2025 A, Ref. RB	5.00%	06/01/2029	1,000	1,082,209
University of Arizona Board of Regents (Green Bonds); Series 2016 B, RB	5.00%	06/01/2042	2,515	2,523,105
				62,153,902
California–3.66%
California (State of); Series 2023, GO Bonds	5.00%	09/01/2038	10,010	11,376,337
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(a)	5.25%	04/01/2030	6,000	6,420,161
Series 2024 E, RB(a)	5.00%	09/01/2032	3,750	4,035,193
Series 2024, RB(a)	5.00%	04/01/2032	5,250	5,624,572
Series 2025 C, RB(a)	5.00%	10/01/2033	5,000	5,326,488
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	350	350,406
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	315	315,276
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	240,038
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,112,988
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	5,396	5,536,852
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,516
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,649	5,709,620
Series 2023-1, RB	4.38%	09/20/2036	4,883	5,051,845
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	315	314,655
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	6,000	6,035,396
East Side Union High School District (Election of 2016); Series 2025 D, GO Bonds	5.00%	08/01/2029	1,000	1,099,579
Imperial Irrigation District; Series 2016 B-2, Ref. RB	5.00%	11/01/2041	1,680	1,701,217
Northern California Energy Authority; Series 2024, Ref. RB(a)	5.00%	08/01/2030	6,400	6,886,784
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	740	728,247
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	8,832,641
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	5,720	5,812,954
Sonoma (County of), CA Junior College District (Election of 2014); Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,768,867
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,080,754
Series 2019, Ref. RB	5.00%	06/01/2048	825	815,077
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(c)(e)	2.89%	10/01/2049	2,600	2,600,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,055,142
				99,835,605
Colorado–2.10%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2025, GO Bonds	5.50%	12/01/2035	2,000	2,474,667
Adams & Weld Counties School District No. 27J Brighton; Series 2015, GO Bonds	5.00%	12/01/2040	1,040	1,040,605
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	1,790	1,815,958
Arapahoe County School District No. 5 Cherry Creek; Series 2024, GO Bonds	5.25%	12/15/2041	1,700	1,930,724
Colorado (State of);
Series 2017 J, COP	5.25%	03/15/2042	1,250	1,269,151
Series 2025, COP	5.00%	03/15/2042	1,655	1,812,397
Series 2025, COP	5.00%	03/15/2043	1,250	1,353,529
Colorado (State of) Bridge & Tunnel Enterprise; Series 2025 A, RB (INS - AGI)(d)	5.00%	12/01/2029	1,000	1,089,526
Colorado (State of) Department of Transportation; Series 2017, COP	5.00%	06/15/2041	3,730	3,751,776
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB (Acquired 12/15/2021; Cost $825,000)(f)	2.13%	05/15/2028	$825	$817,196
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-2, RB(a)	5.00%	08/01/2026	2,000	2,006,223
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,004,447
Colorado Springs (City of), CO;
Series 2025 A, RB	5.00%	11/15/2032	1,500	1,729,932
Series 2025 A, RB	5.00%	11/15/2042	2,000	2,221,268
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,125,551
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,590,968
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	2,962,992
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(c)	3.75%	12/01/2029	385	374,704
Fort Collins (City of), CO Urban Renewal Authority (North College Urban Renewal Area);
Series 2025, Ref. RB (INS - AGI)(d)	5.00%	12/01/2029	1,345	1,445,798
Series 2025, Ref. RB (INS - AGI)(d)	5.00%	12/01/2030	2,720	2,976,003
Fort Collins-Loveland Water District; Series 2025, RB	5.00%	12/01/2042	1,000	1,107,529
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(d)	5.50%	12/01/2038	1,200	1,368,296
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,447	1,501,659
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	1,305	1,380,077
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2039	470	504,283
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	12/01/2040	500	535,113
Sheridan (City of), CO; Series 2017, GO Bonds	5.00%	12/01/2037	2,370	2,371,811
Summit County School District No. RE-1; Series 2017, GO Bonds	5.00%	12/01/2036	1,715	1,744,440
University of Colorado;
Series 2025 C-2, Ref. RB	5.00%	06/01/2040	1,000	1,125,785
Series 2025 C-2, Ref. RB	5.00%	06/01/2041	650	723,980
Series 2025 C-2, Ref. RB	5.00%	06/01/2042	1,000	1,101,354
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	5,895	5,975,119
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(c)	6.00%	12/01/2038	1,000	1,040,950
				57,273,811
Connecticut–1.21%
Connecticut (State of);
Series 2025 A, GO Bonds	5.00%	03/15/2028	2,000	2,109,410
Series 2025 A, GO Bonds	5.00%	03/15/2029	1,500	1,617,042
Series 2025 A, GO Bonds	5.00%	03/15/2030	750	825,151
Connecticut (State of) (Transportation Infrastructure); Series 2016 A, RB	5.00%	09/01/2036	4,000	4,058,038
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2025 O, Ref. RB	5.00%	07/01/2031	1,000	1,117,899
Series 2025 O, Ref. RB	5.00%	07/01/2032	3,000	3,401,347
Connecticut (State of) Health & Educational Facilities Authority (Yale University);
Series 2001 V-1, VRD RB(e)	3.00%	07/01/2036	8,455	8,455,000
Series 2025 B-1, RB(a)	5.00%	07/01/2030	5,000	5,510,324
Connecticut (State of) Housing Finance Authority; Series 2020 E-1, Ref. RB	3.00%	11/15/2050	900	886,876
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	4,935	5,177,853
				33,158,940
Delaware–0.34%
Delaware (State of) Economic Development Authority (Delmarva Power & Light); Series 2020, Ref. RB	3.60%	01/01/2031	4,000	4,126,899
Delaware State Economic Development Authority (NRG Energy);
Series 2020 A, Ref. RB(a)	4.00%	10/01/2035	3,000	3,044,000
Series 2020 B, Ref. RB(a)	4.00%	10/01/2035	2,100	2,130,800
				9,301,699
District of Columbia–1.50%
District of Columbia;
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,034,823
Series 2025 A, Ref. RB	5.00%	06/01/2028	3,000	3,179,871
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,318,362
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	$1,625	$1,675,989
District of Columbia Water & Sewer Authority;
Series 2016 A, Ref. RB	5.00%	10/01/2039	3,085	3,095,719
Series 2024 B, Ref. VRD RB(e)	1.30%	10/01/2054	13,100	13,100,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	1,250	1,271,498
Series 2018, RB	5.00%	07/01/2037	1,000	1,026,091
Series 2018, RB	5.00%	07/01/2043	11,000	11,168,297
				40,870,650
Florida–6.56%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,817,766
Ave Maria Stewardship Community District (Phase 5);
Series 2025, RB	4.00%	05/01/2030	470	468,986
Series 2025, RB	4.38%	05/01/2035	565	566,642
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group);
Series 2023, Ref. RB	5.00%	04/01/2038	1,715	1,865,127
Series 2024, Ref. RB	5.00%	04/01/2037	3,565	3,943,315
Series 2024, Ref. RB	5.00%	04/01/2039	5,000	5,437,800
Broward (County of), FL School District; Series 2025, Ref. GO Bonds (INS - AGI)(d)	5.00%	07/01/2030	1,000	1,103,429
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,799,529
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(c)	5.00%	07/01/2039	1,480	1,486,899
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	1,155	1,099,191
Capital Trust Authority (UF Health);
Series 2025 A, Ref. RB	5.00%	12/01/2030	2,000	2,188,262
Series 2025 A, Ref. RB	5.00%	12/01/2032	3,000	3,351,976
Connerton East Community Development District;
Series 2025, RB	4.00%	06/15/2030	250	250,270
Series 2025, RB	4.25%	06/15/2035	350	350,580
Series 2025, RB	5.25%	06/15/2045	670	671,639
Creekview Community Development District (Phase 2); Series 2024, RB	4.60%	05/01/2031	750	759,199
Delray Beach (City of), FL; Series 2025, RB	5.00%	10/01/2041	1,500	1,676,977
Duval County (County of), FL School Board;
Series 2025 A, Ref. COP (INS - AGI)(d)	5.00%	07/01/2029	1,400	1,513,212
Series 2025 A, Ref. COP (INS - AGI)(d)	5.00%	07/01/2030	1,000	1,101,156
East Central Regional Wastewater Treatment Facilities Operation Board; Series 2017, Ref. RB	5.00%	10/01/2037	2,000	2,063,721
Escambia (County of), FL School Board; Series 2025 A, COP (INS - AGI)(d)	5.00%	02/01/2032	885	1,001,223
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025 A, Ref. RB	5.00%	10/01/2031	2,000	2,250,325
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(c)	5.25%	06/15/2029	1,200	1,202,014
Florida Housing Finance Corp.;
Series 2018 2, RB (CEP - GNMA)	4.25%	01/01/2050	1,090	1,095,328
Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,935	3,198,860
Greater Orlando Aviation Authority;
Series 2016 B, RB	5.00%	10/01/2039	2,165	2,188,166
Series 2016 B, RB	5.00%	10/01/2042	3,630	3,652,633
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,847,372
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,970,492
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	10,002,582
JEA Electric System; Series 2024 A, Ref. RB	5.00%	10/01/2039	500	567,360
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	2,145	2,154,937
Lee (County of), FL School Board (The); Series 2025 A, COP	5.00%	08/01/2043	5,000	5,437,285
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami (City of) & Dade (County of), FL School Board (The);
Series 2015 D, Ref. COP	5.00%	02/01/2034	$1,000	$1,002,640
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	540,017
Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,009,870
Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2041	1,865	2,016,292
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	4,260	4,301,839
Series 2016 A, Ref. RB	5.00%	10/01/2041	10,135	10,210,374
Series 2017 A, RB(a)(b)	5.00%	12/04/2025	5,110	5,110,965
Series 2023 A, RB	6.00%	04/01/2029	1,525	1,683,209
Series 2024 B, RB	5.00%	10/01/2039	390	435,588
Series 2024, Ref. GO Bonds	5.00%	07/01/2042	4,450	4,885,365
Series 2025 A, RB	5.00%	10/01/2042	2,000	2,197,990
Series 2025 A, RB	5.00%	10/01/2043	1,000	1,086,932
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	8,420	8,456,025
Series 2013 A, RB	5.00%	07/01/2033	1,000	1,000,804
New Port Corners Community Development District; Series 2025, RB(c)	4.25%	06/15/2035	500	501,476
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,573,251
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,226,641
Series 2016 A, Ref. RB	5.00%	10/01/2036	2,685	2,719,394
Orange (County of), FL School Board; Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	4,475	4,547,334
Orlando (City of), FL Utilities Commission;
Series 2025 A, RB	5.00%	10/01/2041	1,700	1,883,489
Series 2025 A, RB	5.00%	10/01/2042	1,000	1,097,920
Palm Beach (County of), FL School Board; Series 2025 A, Ref. COP	5.00%	08/01/2030	1,625	1,799,114
Parrish Lakes Community Development District; Series 2024, RB	5.00%	05/01/2031	375	381,618
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	1,900	1,873,969
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,075,089
Port St. Lucie (City of), FL; Series 2025, Ref. GO Bonds	5.00%	07/01/2032	1,560	1,784,853
Sarasota (County of), FL; Series 2025, RB	5.00%	10/01/2041	1,500	1,675,657
Seminole (County of), FL;
Series 2025 A, Ref. RB	5.00%	10/01/2031	1,050	1,188,695
Series 2025 A, Ref. RB	5.00%	10/01/2032	1,700	1,952,739
Seminole (County of), FL School Board;
Series 2016 C, COP	5.00%	07/01/2036	1,000	1,010,575
Series 2025, RB (INS - AGI)(d)	5.00%	10/01/2029	1,450	1,576,760
Series 2025, RB (INS - AGI)(d)	5.00%	10/01/2030	1,100	1,221,003
South Florida Water Management District;
Series 2016, Ref. COP	5.00%	10/01/2034	5,000	5,024,040
Series 2016, Ref. COP	5.00%	10/01/2035	3,275	3,289,435
South Miami (City of), FL Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,099,157
Series 2025 B, RB(a)	5.00%	08/15/2030	3,000	3,252,466
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2025	180	179,950
Series 2021, Ref. RB	4.00%	12/15/2026	185	183,952
Series 2021, Ref. RB	4.00%	12/15/2027	215	212,762
Series 2021, Ref. RB	4.00%	12/15/2028	200	197,038
Series 2021, Ref. RB	4.00%	12/15/2029	220	215,829
Series 2021, Ref. RB	4.00%	12/15/2030	200	195,855
Series 2021, Ref. RB	4.00%	12/15/2031	205	199,977
Volusia (County of), FL Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.); Series 2025, RB	5.00%	10/15/2032	3,000	3,409,384
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Wildwood (City of), FL Village Community Development District No. 15;
Series 2023, RB(c)	4.25%	05/01/2028	$535	$540,797
Series 2023, RB(c)	4.38%	05/01/2033	970	1,003,840
Series 2024, RB(c)	3.75%	05/01/2029	995	999,731
Series 2024, RB(c)	4.00%	05/01/2034	1,245	1,260,463
Wildwood (City of), FL Village Community Development District No. 16; Series 2025, RB	4.50%	05/01/2040	1,750	1,769,843
				179,146,259
Georgia–4.11%
Atlanta (City of), GA; Series 2015, Ref. RB	5.00%	11/01/2040	25,385	25,415,962
Atlanta (City of), GA (Green Bonds);
Series 2024, RB (INS - BAM)(d)	5.00%	11/01/2040	1,000	1,118,335
Series 2024, RB (INS - BAM)(d)	5.00%	11/01/2041	1,250	1,383,800
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(c)	5.00%	04/01/2034	1,500	1,529,992
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,618,211
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	6,000	6,038,352
Douglas (County of), GA School District;
Series 2025, GO Bonds	5.00%	04/01/2033	1,000	1,161,604
Series 2025, GO Bonds	5.00%	04/01/2041	1,000	1,129,420
Series 2025, GO Bonds	5.00%	04/01/2042	3,000	3,366,900
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,355,708
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	676,482
Jackson (County of), GA School District; Series 2025, GO Bonds	5.00%	03/01/2030	500	550,706
Macon-Bibb (County of), GA; Series 2025, GO Bonds	5.00%	06/01/2031	1,000	1,125,689
Main Street Natural Gas, Inc.;
Series 2021 A, RB(a)	4.00%	09/01/2027	20,880	21,122,051
Series 2021 C, RB(a)	4.00%	12/01/2028	5,000	5,100,736
Series 2022 C, RB(a)(c)	4.00%	11/01/2027	16,250	16,258,694
Series 2023 C, RB(a)	5.00%	09/01/2030	2,000	2,135,231
Series 2024 B, RB(a)	5.00%	03/01/2032	10,000	10,802,702
Savannah-Georgia Convention Center Authority (HMT Pledge);
Series 2025 C, RB (INS - AGI)(d)	5.00%	06/01/2034	325	369,647
Series 2025 C, RB (INS - AGI)(d)	5.00%	06/01/2035	300	343,173
Series 2025 C, RB (INS - AGI)(d)	5.00%	06/01/2039	550	608,938
				112,212,333
Guam–0.04%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2031	270	295,418
Series 2025 A, RB	5.00%	07/01/2032	650	719,388
				1,014,806
Hawaii–0.28%
Honolulu (City & County of), HI;
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,805,347
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,071,507
Series 2023, RB(a)	5.00%	06/01/2026	3,625	3,655,782
				7,532,636
Idaho–0.12%
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	2,895	3,185,844
Illinois–5.48%
Chicago (City of), IL; Series 2023 B, Ref. RB (INS - AGI)(d)	5.00%	11/01/2039	1,250	1,345,327
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	$2,500	$2,503,157
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,800	3,802,163
Series 2016 C, Ref. RB	5.00%	01/01/2038	1,500	1,501,469
Series 2017 C, Ref. RB	5.00%	01/01/2041	1,000	1,012,519
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,708,488
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,113,174
Series 2017 D, RB	5.25%	01/01/2042	6,555	6,644,027
Series 2024 B, RB	5.00%	01/01/2039	1,350	1,506,166
Series 2024 B, RB	5.00%	01/01/2040	1,000	1,100,585
Series 2025 B, RB	5.00%	01/01/2042	1,500	1,631,900
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(d)(g)	0.00%	12/01/2025	735	735,000
Chicago (City of), IL Midway International Airport;
Series 2016 B, Ref. RB(a)(b)	4.00%	01/01/2026	1,000	1,000,986
Series 2025 B, Ref. RB	5.00%	01/01/2041	3,500	3,857,750
Series 2025 B, Ref. RB	5.00%	01/01/2042	2,500	2,725,839
Cook & DuPage (Counties of), IL (Elmhurst Park District);
Series 2025, GO Bonds	5.00%	12/15/2041	500	548,081
Series 2025, GO Bonds	5.00%	12/15/2042	1,000	1,082,823
Cook & DuPage (Counties of), IL Combined School District No. 113A (Lemont-Bromberek);
Series 2025, GO Bonds	5.00%	12/01/2031	1,175	1,322,120
Series 2025, GO Bonds	5.00%	12/01/2032	1,235	1,403,166
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,961,753
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,012,157
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,041,787
Series 2021 A, Ref. RB	5.00%	11/15/2030	1,600	1,767,912
Series 2025, Ref. RB	5.00%	11/15/2041	600	657,314
Series 2025, Ref. RB	5.00%	11/15/2042	1,000	1,082,849
Cook (County of), IL School District No. 102 (La Grange);
Series 2025, GO Bonds (INS - BAM)(d)	5.00%	12/15/2041	100	108,498
Series 2025, GO Bonds (INS - BAM)(d)	5.00%	12/15/2042	1,000	1,071,800
Grundy, Kendall & Will Counties Community High School District No. 111 (Minooka); Series 2022, GO Bonds	5.00%	10/15/2028	1,480	1,558,924
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	500	500,755
Series 2016, GO Bonds	5.00%	06/01/2027	1,010	1,020,272
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,106,066
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	6,820,843
Illinois (State of) Finance Authority; Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,796,934
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	1,480	1,555,153
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(a)(b)	5.00%	02/15/2027	425	437,949
Series 2016 C, Ref. RB	5.00%	02/15/2036	2,075	2,116,975
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(c)	4.30%	08/01/2028	935	942,831
Series 2023, Ref. RB(c)	5.25%	08/01/2038	1,300	1,382,505
Illinois (State of) Finance Authority (DePaul University); Series 2016, RB	5.00%	10/01/2041	2,500	2,514,586
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,651,279
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	380	388,579
Series 2017, Ref. RB	5.00%	08/01/2031	375	383,140
Series 2017, Ref. RB	5.00%	08/01/2033	470	478,816
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(d)(g)	0.00%	12/15/2032	15,000	11,754,175
Illinois (State of) Regional Transportation Authority; Series 2004 A, RB (INS - AGI)(d)	5.75%	06/01/2029	2,050	2,221,092
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	$8,170	$8,179,255
Series 2015 A, RB	5.00%	01/01/2037	5,550	5,555,917
Series 2015 A, RB	5.00%	01/01/2040	6,500	6,504,748
Series 2015 B, RB	5.00%	01/01/2036	4,000	4,005,605
Series 2017 A, RB	5.00%	01/01/2042	5,825	5,955,471
Joliet (City of), IL; Series 2025, RB (INS - BAM)(d)	5.00%	01/01/2043	750	800,908
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308; Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	1,000	1,003,805
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	280	279,836
Series 2020, Ref. RB	3.10%	01/01/2027	290	287,924
Series 2020, Ref. RB	3.25%	01/01/2028	305	304,142
Series 2020, Ref. RB	3.35%	01/01/2029	320	319,641
Series 2020, Ref. RB	3.50%	01/01/2030	330	329,497
Series 2020, Ref. RB	3.60%	01/01/2031	345	345,327
Series 2020, Ref. RB	3.70%	01/01/2032	490	490,634
Morton Grove-Niles Water Commission; Series 2018 A, GO Bonds	5.00%	12/01/2041	3,635	3,724,062
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGI)(d)	5.00%	12/01/2029	3,430	3,571,186
Railsplitter Tobacco Settlement Authority; Series 2017, RB(b)	5.00%	06/01/2026	5,135	5,193,423
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,535,079
Series 2017, Ref. RB	5.00%	01/01/2028	1,120	1,167,737
Winnebago, Ogle, Boone, Stephenson, DeKalb & McHenry (Counties of), IL Community College District No. 511 (Rock Valley College); Series 2025 B, Ref. GO Bonds	5.00%	01/01/2030	4,820	5,238,934
				149,672,815
Indiana–1.94%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(d)	1.99%	02/15/2027	4,100	4,039,871
Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016, RB	5.00%	10/01/2041	750	757,882
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2010 A, RB	3.00%	11/01/2030	4,350	4,266,051
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	7,000,225
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	10,000	10,065,296
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	7,140	7,144,509
Purdue University; Series 2025 B, Ref. RB	5.00%	07/01/2042	1,270	1,393,929
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025 A, Ref. RB(a)	3.70%	06/01/2029	5,000	5,119,720
Whiting (City of), IN (BP Products North America, Inc.); Series 2008, RB(a)	4.20%	06/21/2035	12,400	13,043,761
				52,831,244
Iowa–1.55%
Iowa (State of) Finance Authority; Series 2021, RB (CEP - GNMA)	3.00%	07/01/2051	4,495	4,404,276
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(b)	4.00%	12/01/2032	10,000	10,869,918
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	25,105	25,367,787
Waterloo (City of), IA; Series 2024 D, GO Bonds	4.50%	06/01/2027	1,700	1,713,749
				42,355,730
Kansas–1.72%
Douglas (County of), KS; Series 2025 A, GO Bonds	5.00%	09/01/2042	1,810	1,959,992
Garden (City of), KS (Sports of the World Star Bond – Phase II);
Series 2025, RB(c)	4.00%	06/01/2029	700	693,887
Series 2025, RB(c)	4.25%	06/01/2033	1,000	996,439
Kansas (State of) Department of Transportation;
Series 2025 A, Ref. RB	5.00%	09/01/2029	3,000	3,265,726
Series 2025 A, Ref. RB	5.00%	09/01/2030	4,000	4,445,670
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(a)	5.00%	11/15/2031	17,450	19,307,753
Manhattan (City of), KS;
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2028	2,275	2,415,176
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2029	2,240	2,421,707
Shawnee County Unified School District No. 437 Auburn - Washburn; Series 2015, Ref. GO Bonds	4.00%	09/01/2026	1,690	1,691,472
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	$5,245	$5,246,592
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,005,282
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,464,679
				46,914,375
Kentucky–2.02%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	430	431,062
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,404,109
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,031,132
Kentucky (Commonwealth of) Property & Building Commission (No. 131); Series 2024 A, RB	5.00%	10/01/2041	2,880	3,165,170
Kentucky (Commonwealth of) Property & Building Commission (No. 133); Series 2025 A, RB	5.00%	09/01/2042	3,500	3,829,330
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(a)	4.00%	02/01/2028	5,075	5,159,244
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	15,000	16,280,274
Series 2025 A, Ref. RB(a)	5.25%	12/01/2029	6,500	6,927,942
Series 2025 B, RB	5.00%	12/01/2033	5,275	5,521,767
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,763,811
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,297,221
University of Kentucky; Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,257,460
				55,068,522
Louisiana–0.73%
East Baton Rouge (Parish of), LA School Board; Series 2025, GO Bonds (INS - BAM)(d)	5.00%	03/01/2042	1,000	1,075,372
Louisiana (State of);
Series 2016 A, GO Bonds	5.00%	09/01/2036	3,000	3,037,067
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(h)	3.38%	05/01/2026	3,415	3,408,686
Series 2024 A, GO Bonds	5.00%	05/01/2031	2,190	2,466,366
Series 2025 B, RB	5.00%	05/01/2032	5,000	5,710,637
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	3,610	3,866,676
New Orleans (City of), LA; Series 2015, RB	5.00%	06/01/2027	350	350,551
				19,915,355
Maryland–1.19%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,317,550
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,639,409
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,891,583
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,854,190
Series 2024, RB	4.13%	12/01/2043	1,000	970,264
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2013 A, RB	5.00%	08/15/2027	2,000	2,001,425
Maryland Economic Development Corp. (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(c)	5.00%	03/27/2035	3,845	4,043,563
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(e)	1.30%	06/01/2027	11,755	11,755,000
				32,472,984
Massachusetts–1.08%
Boston (City of), MA; Series 2025 A, GO Bonds	5.00%	02/01/2030	2,200	2,445,488
Massachusetts (Commonwealth of);
Series 2025 E, GO Bonds	5.00%	08/01/2032	2,500	2,881,742
Series 2025 E, GO Bonds	5.00%	08/01/2042	2,000	2,224,454
Massachusetts (Commonwealth of) Bay Transportation Authority;
Series 2016 A, Ref. RB(g)	0.00%	07/01/2031	13,000	10,936,435
Series 2025 B, RB	5.00%	07/01/2031	2,320	2,637,306
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2016, Ref. RB	5.00%	07/01/2035	1,905	1,916,001
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.00%	07/01/2029	3,200	3,362,909
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (University Health Obligated Group); Series 2025, RB(a)	5.00%	08/15/2031	$2,750	$2,987,423
				29,391,758
Michigan–3.50%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,342,805
Chippewa Valley Schools; Series 2025, Ref. GO Bonds	5.00%	05/01/2032	1,000	1,135,165
Clarkston Community Schools; Series 2025, GO Bonds	5.00%	05/01/2031	1,000	1,122,422
Great Lakes Water Authority;
Series 2016 C, Ref. RB	5.00%	07/01/2036	1,345	1,359,286
Series 2025 A, Ref. RB	5.00%	07/01/2032	3,000	3,430,459
Grosse Pointe Public School System; Series 2025, GO Bonds	5.00%	05/01/2043	1,000	1,080,689
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,531,871
Livonia Public Schools; Series 2016, GO Bonds (INS - AGI)(d)	5.00%	05/01/2040	4,365	4,373,206
Michigan (State of) Building Authority (Facilities Program);
Series 2016 I, Ref. RB	5.00%	04/15/2036	1,540	1,567,341
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,495,893
Series 2025 I, Ref. RB	5.00%	04/15/2042	1,000	1,104,604
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	2,435	2,428,581
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,780,894
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,301,298
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,003,979
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,848,275
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	6,330	6,833,238
Michigan State University;
Series 2025 A, Ref. RB	5.00%	02/15/2030	1,680	1,842,268
Series 2025 A, Ref. RB	5.00%	08/15/2030	1,250	1,385,046
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,307,437
Rib Floater Trust; Series 2022-047, VRD RB(c)(e)	1.23%	12/01/2045	10,000	10,000,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2031	1,500	1,511,198
Trenton Public Schools School District; Series 2018, GO Bonds	5.00%	05/01/2042	5,000	5,146,092
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2015 D, RB(a)(b)	5.00%	12/05/2025	8,325	8,327,096
Series 2018, RB	5.00%	12/01/2037	1,250	1,309,315
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,832,775
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,848,332
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,169,345
Series 2021 A, RB	5.00%	12/01/2039	1,855	2,003,078
Series 2025 A, RB	5.00%	12/01/2029	1,000	1,089,526
Series 2025 A, RB	5.00%	12/01/2030	1,000	1,111,812
Series 2025 A, RB	5.25%	12/01/2043	1,000	1,105,283
Series 2025 C, Ref. RB	5.00%	12/01/2029	1,140	1,242,060
Series 2025 C, Ref. RB	5.00%	12/01/2030	1,000	1,111,812
Series 2025 E, Ref. RB	5.00%	12/01/2042	2,500	2,733,826
Wayne State University; Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,778,108
				95,594,415
Minnesota–0.55%
Bethal (City of), MN (Spectrum High School); Series 2017, Ref. RB	4.00%	07/01/2032	1,265	1,254,922
Brainerd (City of), MN; Series 2025, RB	5.00%	05/01/2035	2,010	2,091,785
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2034	2,195	2,252,972
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,793,680
Minnesota (State of) Health & Education Facilities Authority (ST. OLAF College); Series 2025	5.00%	12/01/2032	500	563,687
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007, VRD RB (LOC - U.S. Bank N.A.)(e)(i)	1.40%	04/01/2037	1,555	1,555,000
Minnesota (State of) Municipal Power Agency; Series 2016, RB	5.00%	10/01/2032	1,500	1,523,435
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group); Series 2024, RB	5.00%	01/01/2038	1,000	1,111,970
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Western Minnesota Municipal Power Agency; Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2026	$1,820	$1,823,445
				14,970,896
Mississippi–0.69%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,435,044
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,048,594
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities); Series 2024, Ref. RB	5.00%	08/01/2041	1,195	1,308,208
Warren (County of), MS; Series 2018, Ref. RB	4.00%	09/01/2032	5,000	5,145,332
				18,937,178
Missouri–1.74%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017 A, Ref. RB	5.00%	03/01/2036	3,525	3,589,129
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,630,726
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,045	983,411
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	665,282
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	121,252
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University); Series 2025, Ref. RB(c)	6.00%	10/01/2045	1,635	1,639,869
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	9,180	9,185,997
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,764,152
North Kansas City School District No. 74 (Missouri Direct Deposit Program);
Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,787,654
Series 2025, GO Bonds	6.00%	03/01/2030	2,430	2,753,931
Pattonville R-3 School District;
Series 2018 A, GO Bonds	5.00%	03/01/2036	1,700	1,709,751
Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,107,017
Series 2018 A, GO Bonds	5.00%	03/01/2038	1,000	1,005,736
St. Charles (City of), MO;
Series 2024 A, GO Bonds	5.00%	03/01/2040	1,155	1,288,315
Series 2024 A, GO Bonds	5.00%	03/01/2041	2,500	2,767,921
St. Louis (City of), MO; Series 2005, RB (INS - NATL)(d)	5.50%	07/01/2029	4,000	4,389,997
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2038	4,000	4,069,513
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	830	830,535
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	5.00%	10/01/2033	1,105	1,114,079
				47,404,267
Nebraska–1.33%
Central Plains Energy Project; Subseries 2025 A-1, RB(a)	5.00%	08/01/2031	3,000	3,228,340
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	912,234
Douglas (County of), NE (Creighton University);
Series 2025, Ref. RB	5.00%	07/01/2028	1,000	1,055,472
Series 2025, Ref. RB	5.00%	07/01/2029	1,000	1,075,186
Nebraska (State of) Public Power District; Series 2016 C, RB	5.00%	01/01/2036	2,355	2,357,630
Omaha (City of), NE Public Power District; Series 2017 A, Ref. RB	5.00%	02/01/2042	22,000	22,567,708
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,241,697
				36,438,267
Nevada–1.14%
Clark (County of), NV Department of Aviation; Series 2015 A, Ref. RB	5.00%	07/01/2040	7,150	7,153,055
Clark County School District; Series 2015 C, Ref. GO Bonds(a)(b)	5.00%	12/15/2025	4,000	4,003,608
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	$2,760	$2,811,619
Series 2016, Ref. RB	3.55%	10/01/2029	3,500	3,541,242
Las Vegas Valley Water District;
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	1,340	1,350,265
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,280	1,287,149
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,783,750
Nevada (State of); Series 2024 A, GO Bonds	6.00%	12/01/2028	2,190	2,388,075
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(a)(b)(c)	2.75%	12/15/2025	880	880,016
Washoe (County of), NV (Sierra Pacific Power Corp.); Series 2016, Ref. RB(a)	3.63%	10/01/2029	4,015	4,063,600
				31,262,379
New Hampshire–1.81%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	1,720	1,750,831
Series 2025-2A, RB	4.22%	11/20/2042	4,987	4,848,466
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	2,700	2,732,287
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,115	8,259,561
Series 2022-2A, RB	4.00%	10/20/2036	6,580	6,517,814
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	1,973	1,966,670
Series 2024-1A, RB	4.25%	07/20/2041	6,922	6,918,521
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	9,920	9,815,350
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(c)(g)	0.00%	04/01/2032	5,000	3,390,275
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,282,684
				49,482,459
New Jersey–2.61%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	1,450	1,486,611
Series 2017 A, Ref. RB (INS - BAM)(d)	5.00%	07/01/2027	2,600	2,677,423
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2013, RB	6.00%	10/01/2043	1,540	1,541,453
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2025 A-1, RB(a)	5.00%	07/01/2031	5,000	5,556,909
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,158,471
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,010,737
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,261,279
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	9,070	9,376,339
Series 2024 K, RB	6.00%	10/01/2055	3,110	3,345,040
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,053,706
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,742,215
Series 2024 AA, Ref. RB	5.00%	06/15/2040	4,515	4,984,709
Series 2025 AA, RB	5.00%	06/15/2043	6,000	6,474,245
New Jersey (State of) Turnpike Authority; Series 2025 B, RB	5.00%	01/01/2030	5,000	5,462,897
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson); Series 2024, RB	5.00%	01/01/2034	280	290,651
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,759,914
				71,182,599
New Mexico–0.72%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(a)	3.90%	06/01/2028	6,300	6,371,774
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,557,998
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2038	$1,320	$1,325,469
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,317,244
				19,572,485
New York–6.79%
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,708,798
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,178,574
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,915,475
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,263,785
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,471,096
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2034	5,335	5,362,432
New York (City of), NY;
Series 2012, VRD GO Bonds(e)	1.25%	04/01/2042	15,000	15,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,732,899
Series 2021-3, VRD GO Bonds(e)	1.25%	04/01/2042	5,000	5,000,000
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,330,322
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	4,935,505
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC) (CPI Rate + 0.88%)(d)(h)	3.89%	03/01/2026	2,725	2,726,251
Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(d)(h)	3.90%	03/01/2027	5,500	5,512,523
New York (City of), NY Municipal Water Finance Authority; Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,015,287
New York (City of), NY Transitional Finance Authority;
Series 2024 C, GO Bonds	5.00%	05/01/2039	5,000	5,581,239
Series 2024, RB	5.00%	05/01/2041	1,000	1,092,773
Subseries 2010 A-4, VRD RB(e)	1.20%	08/01/2039	5,000	5,000,000
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,829,960
Subseries 2016 B-1, RB	5.00%	08/01/2038	5,000	5,032,249
Subseries 2016 B-1, RB	5.00%	08/01/2040	5,000	5,017,515
New York (State of) (Green Bonds); Series 2021, Ref. RB	3.00%	04/01/2050	1,865	1,825,961
New York (State of) Dormitory Authority; Series 2024 A, Ref. RB	5.00%	03/15/2043	5,250	5,657,508
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025 A, Ref. RB	5.00%	05/01/2043	2,615	2,738,626
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2031	1,500	1,669,449
Series 2025, Ref. RB	5.00%	07/01/2032	1,350	1,521,945
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2032	1,125	1,230,305
Series 2024, RB	5.00%	10/01/2033	1,445	1,587,379
Series 2024, RB	5.00%	10/01/2035	1,250	1,368,556
Series 2024, RB	5.00%	10/01/2036	3,100	3,366,602
New York (State of) Housing Finance Agency (Green Bonds); Series 2024, RB(a)	3.45%	11/01/2029	12,800	12,819,882
New York (State of) Power Authority (Green Bonds); Series 2024 A, RB	5.00%	11/15/2042	1,000	1,101,238
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2034	2,780	2,782,463
Series 2016 A, Ref. RB	5.00%	12/15/2033	3,750	3,790,320
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,065,136
New York City Health and Hospitals Corp. (Green Bonds); Series 2022 B-2, RB (CEP - Federal Housing Administration)(a)	3.40%	12/22/2026	18,005	18,006,511
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	3,465	3,468,057
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,819,161
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	920,842
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,491,432
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,020	1,033,568
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	12,515	11,442,387
				185,414,011
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–1.96%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	$9,540	$9,560,644
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,009,356
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2029	13,000	13,985,867
Series 2025, Ref. RB	5.00%	03/01/2030	4,000	4,393,778
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2016 B, Ref. RB	5.00%	07/01/2042	4,900	4,935,435
North Carolina (State of) Housing Finance Agency; Series 2020, Ref. RB (CEP - GNMA)	3.00%	07/01/2051	3,660	3,611,867
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,261,759
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	219,793
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2027	1,615	1,618,632
Raleigh (City of), NC;
Series 2025, RB	5.25%	10/01/2041	350	400,685
Series 2025, RB	5.25%	10/01/2042	675	763,316
Raleigh (City of), NC Housing Authority (Tryon Flats); Series 2025, RB(a)	2.95%	03/01/2029	3,910	3,883,240
				53,644,372
North Dakota–0.42%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	2,250	2,301,678
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	5,335	5,327,170
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.75%	01/01/2054	2,100	2,228,970
Series 2024 C, RB	6.25%	01/01/2055	1,395	1,554,449
				11,412,267
Ohio–3.49%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025 A, Ref. RB	5.00%	02/15/2042	1,000	1,089,111
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2023, Ref. RB	5.00%	02/15/2038	10,000	11,171,476
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,236,274
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(c)	7.00%	11/15/2048	2,950	3,063,694
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.00%	01/01/2041	1,550	1,699,645
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(c)	6.63%	01/01/2045	2,640	2,748,731
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,684,588
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2037	1,415	1,583,700
Series 2024, Ref. RB	5.00%	12/01/2038	1,530	1,701,433
Series 2024, Ref. RB	5.00%	12/01/2041	965	1,047,157
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	5,080	5,047,853
Hilliard School District; Series 2025 B, GO Bonds	5.00%	12/01/2041	325	361,990
North Royalton City School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2043	1,000	1,089,983
Ohio (State of);
Series 2018 A, GO Bonds	5.00%	06/15/2037	3,195	3,211,232
Series 2019 A, GO Bonds	5.00%	05/01/2036	5,000	5,135,171
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	2,500	2,506,950
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,132,488
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(a)	2.40%	10/01/2029	4,500	4,274,219
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,459,207
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,064,622
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.00%	10/01/2040	4,000	4,088,052
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	$3,180	$3,182,446
Series 2017, RB	5.00%	07/01/2042	4,605	4,675,572
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2025, Ref. RB	5.00%	02/01/2042	2,975	3,205,092
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	535,721
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	715,810
Pickerington Local School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2033	1,420	1,632,574
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,404,581
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	910	949,001
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	3,205	3,308,965
West Central Ohio Port Authority; Series 2025, RB	5.00%	12/01/2035	1,170	1,258,808
				95,266,146
Oklahoma–0.69%
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools);
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2039	1,000	1,119,682
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2040	1,500	1,663,995
Oklahoma (State of) Development Finance Authority;
Series 2025 B, Ref. RB	5.00%	06/01/2031	475	530,565
Series 2025 B, Ref. RB	5.00%	06/01/2032	500	565,672
Oklahoma (State of) Municipal Power Authority;
Series 2025 A, Ref. RB (INS - AGI)(d)	5.00%	01/01/2041	250	275,889
Series 2025 A, Ref. RB (INS - AGI)(d)	5.00%	01/01/2042	730	796,807
Oklahoma (State of) Turnpike Authority;
Series 2017 A, RB(a)(b)	5.00%	01/02/2026	5,990	6,001,719
Series 2017 A, RB(a)(b)	5.00%	01/02/2026	2,240	2,244,382
Series 2017 A, RB(a)(b)	5.00%	01/02/2026	1,745	1,748,414
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2025, RB	5.00%	04/01/2042	1,315	1,456,095
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	1,000	1,032,704
University of Oklahoma (The);
Series 2025 A, Ref. RB (INS - BAM)(d)	5.00%	07/01/2042	400	437,029
Series 2025 A, Ref. RB (INS - BAM)(d)	5.00%	07/01/2043	800	865,344
				18,738,297
Ontario–0.10%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	2,580	2,615,648
Oregon–0.88%
Columbia County School District No. 502; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	1,310	1,343,630
Morrow (Port of), OR; Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	9,000	9,000,858
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,193,941
Oregon (State of) (Article XI-Q State); Series 2016 D, GO Bonds	5.00%	05/01/2041	3,670	3,686,892
Oregon (State of) Lottery; Series 2022 A, RB	5.00%	04/01/2039	3,250	3,568,111
Portland (Port of), OR (Portland International Airport); Series 2025 A, Ref. RB	5.00%	07/01/2038	1,750	1,995,081
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,234,277
				24,022,790
Pennsylvania–2.38%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(a)(h)	3.17%	08/01/2027	1,000	995,702
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,226,954
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,576,194
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB(a)(b)	5.00%	12/01/2025	1,400	1,400,000
Series 2018, RB	5.00%	06/01/2043	5,000	5,133,378
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Canonsburg-Houston Joint Authority (The); Series 2015 A, RB(a)(b)	5.00%	12/01/2025	$1,360	$1,360,000
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2026	2,000	2,023,554
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC);
Series 2023 A, Ref. RB(a)	4.10%	04/03/2028	7,000	7,184,807
Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,599,930
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,658,947
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2021-136, Ref. RB	3.00%	10/01/2051	5,804	5,746,267
Series 2024-145A, RB	6.00%	10/01/2054	2,415	2,615,738
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(d)	4.13%	10/01/2048	5,005	4,693,540
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2025, Ref. RB	5.00%	12/01/2041	1,150	1,272,226
First series 2025, Ref. RB	5.00%	12/01/2042	1,000	1,091,694
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,046,467
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,582,151
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,133,262
Series 2025 B	5.00%	12/01/2040	1,000	1,132,249
Series 2025 B, RB	5.00%	12/01/2041	1,250	1,399,627
Philadelphia (City of), PA;
Series 2024 C, RB (INS - AGI)(d)	5.00%	09/01/2040	1,000	1,120,441
Series 2025 A, RB	5.00%	07/01/2031	635	714,420
Series 2025 C, Ref. GO Bonds	5.00%	08/01/2030	1,000	1,103,440
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025 A, RB	5.00%	03/01/2032	2,500	2,763,299
State College Area School District; Series 2015, GO Bonds	5.00%	03/15/2040	6,400	6,401,039
				64,975,326
Puerto Rico–1.09%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,250	4,308,336
Series 2002, RB	5.63%	05/15/2043	900	914,842
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,240	4,337,535
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,632	3,855,806
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,101,587
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2026	4,000	4,015,239
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	270	269,805
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	4,112	3,899,048
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,755	2,091,985
Series 2019 A-2, RB	4.33%	07/01/2040	5,000	4,876,906
				29,671,089
Rhode Island–1.63%
Rhode Island Health & Educational Building Corp. (Brown University);
Series 2023, Ref. RB	5.00%	09/01/2041	4,030	4,396,250
Series 2023, Ref. RB	5.00%	09/01/2042	4,155	4,493,154
Rhode Island Health & Educational Building Corp. (Higher Education Facilities- Brown); Series 2005 A, VRD RB(e)	2.78%	05/01/2035	7,500	7,500,000
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGI)(d)	5.25%	09/15/2029	750	751,705
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,840,811
Series 2015 B, Ref. RB	4.50%	06/01/2045	10,135	10,121,945
Series 2015 B, Ref. RB	5.00%	06/01/2050	10,325	10,310,522
				44,414,387
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.06%
Charleston County Airport District; Series 2019, RB	5.00%	07/01/2043	$3,050	$3,145,183
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,356,917
Corp ForGreer (City Improvement);
Series 2025, RB	5.00%	09/01/2031	250	280,773
Series 2025, RB	5.00%	09/01/2032	250	284,357
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	1,590	1,578,582
South Carolina (State of) Housing Finance & Development Authority;
Series 2020 B, RB	3.25%	01/01/2052	1,415	1,404,509
Series 2021 A, RB	3.00%	01/01/2052	1,925	1,896,733
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2032	450	479,377
Series 2024, RB	5.00%	11/15/2033	400	425,690
Series 2024, RB	5.00%	11/15/2034	350	374,000
Series 2024, RB	5.00%	11/15/2035	375	397,697
South Carolina (State of) Jobs-Economic Development Authority (Carolina Voyager); Series 2024 A, RB(c)	5.00%	06/15/2034	2,215	2,366,635
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy); Series 2018 A, RB(c)	5.75%	06/15/2039	870	821,622
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(c)	5.00%	06/15/2034	1,355	1,418,288
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2025 A, RB	5.00%	10/01/2035	1,000	1,039,929
Series 2025 A, RB	5.00%	10/01/2040	1,300	1,302,172
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2041	2,000	2,018,900
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(d)	5.00%	12/01/2042	7,730	8,374,154
				28,965,518
Tennessee–1.68%
Clarksville (City of), TN; Series 2025, Ref. RB	5.00%	09/01/2031	1,000	1,126,498
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(c)	4.25%	11/01/2030	2,500	2,484,730
Memphis (City of), TN; Series 2025, RB	5.00%	12/01/2041	2,000	2,230,492
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	4,016,564
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,526,479
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	12,778,148
Tennessee Housing Development Agency; Series 2015-2B, RB	3.45%	07/01/2029	2,580	2,580,664
				45,743,575
Texas–10.91%
Allen Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,001,667
Alvin College; Series 2025, Ref. GO Bonds	5.00%	02/15/2043	1,750	1,864,610
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(c)	4.13%	06/15/2034	770	766,510
Series 2024, RB(c)	4.25%	06/15/2039	1,075	1,031,230
Series 2025, Ref. RB(c)	5.00%	06/15/2035	1,440	1,514,356
Austin (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2045	5,000	5,009,562
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,557,454
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,849,326
Series 2025, Ref. GO Bonds	5.00%	09/01/2033	3,245	3,753,593
Series 2025, Ref. RB	5.00%	11/15/2043	5,000	5,383,833
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,347,381
Bexar (County of), TX; Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	1,000	1,020,351
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,483,564
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(a)	3.85%	12/01/2027	4,145	4,234,158
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Carrollton (City of), TX; Series 2023, Ref. GO Bonds	5.00%	08/15/2038	$1,940	$2,129,870
Cedar Park (City of), TX; Series 2025, Ref. RB	5.00%	08/15/2043	1,805	1,947,670
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	1,850	1,993,621
Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	2,000	2,193,731
Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,800	1,914,690
Comal Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2042	1,000	1,094,249
Corpus Christi (City of), TX; Series 2025, Ref. RB (INS - AGI)(d)	5.00%	07/15/2032	1,000	1,134,320
Dallas & Fort Worth (Cities of), TX;
Series 2022 B, Ref. RB	5.00%	11/01/2040	1,950	2,123,652
Series 2023 B, Ref. RB	5.00%	11/01/2031	2,645	2,986,216
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	4,964,138
Series 2024, RB	5.00%	11/01/2041	1,500	1,650,939
Series 2025 B, RB	5.00%	11/01/2041	2,000	2,201,252
Series 2025 B, RB	5.00%	11/01/2042	2,300	2,504,565
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,009,934
Dallas (City of), TX Independent School District; Series 2025 A-1, GO Bonds (CEP - Texas Permanent School Fund)(a)	5.00%	02/15/2026	6,440	6,469,091
Dallas College;
Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,004,359
Series 2022,GO Bonds	5.00%	02/15/2037	2,660	2,668,349
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2032	3,000	3,066,394
Series 2017, RB	5.00%	12/01/2036	6,850	6,980,517
Denton (County of), TX;
Series 2025, GO Bonds	5.00%	07/15/2029	1,000	1,081,704
Series 2025, Ref. GO Bonds	5.00%	07/15/2033	1,000	1,154,421
Ector County Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	4,005	4,415,250
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,049,550
El Paso Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	3,750	3,762,071
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	4,098,596
Georgetown (City of), TX;
Series 2025, RB	5.00%	08/15/2028	1,200	1,272,859
Series 2025, RB	5.00%	08/15/2030	725	797,580
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(d)	5.25%	08/15/2031	3,395	3,870,230
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2016, RB	5.00%	07/01/2038	2,675	2,697,822
Series 2024, Ref. RB	5.00%	07/01/2039	1,250	1,389,239
Series 2024, Ref. RB	5.00%	07/01/2040	1,000	1,100,560
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	19,753,603
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,211,022
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,175,372
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,046,858
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,160,706
Leander (City of), TX;
Series 2025, GO Bonds	5.00%	08/15/2041	700	778,043
Series 2025, GO Bonds	5.00%	08/15/2042	1,350	1,486,903
Lewisville Independent School District;
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	1,750	1,903,238
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	1,750	1,946,455
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	$1,210	$1,234,380
Series 2019, Ref. RB	5.00%	05/15/2040	1,000	1,017,671
Series 2023, Ref. RB (INS - AGI)(d)	5.00%	05/15/2042	1,250	1,338,734
Lowry Crossing (City of), TX (Simpson Road Public Improvement District);
Series 2025, RB(c)	4.25%	09/15/2030	289	292,196
Series 2025, RB(c)	4.75%	09/15/2035	320	331,726
Lubbock Independent School District; Series 2025 (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,160	1,315,141
Medina Valley Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,445	1,573,456
Montgomery (County of), TX; Series 2018, RB	5.00%	09/15/2043	4,000	4,001,970
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025, Ref. RB	4.25%	10/01/2030	7,000	7,020,239
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2036	2,000	1,844,733
North East Texas Regional Mobility Authority; Series 2025 A, Ref. RB	5.00%	01/01/2042	700	749,903
North Harris (County of), TX Regional Water Authority; Series 2016, Ref. RB	5.00%	12/15/2032	1,290	1,318,252
North Texas Tollway Authority;
Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	3,140	3,146,078
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,345,854
Series 2017 B, Ref. RB	5.00%	01/01/2043	8,000	8,075,558
Pasadena Independent School District;
Series 2018, GO Bonds(a)(b)	5.00%	02/15/2028	590	620,851
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	485	503,900
Pearland Independent School District;
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	1,000	1,104,995
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	275	300,786
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	250	270,794
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(e)	2.25%	11/01/2040	11,825	11,825,000
Red Oak Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,000	1,131,908
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,176,043
Series 2024 A, RB	5.00%	02/01/2041	1,000	1,082,758
San Antonio (City of), TX Water System; Series 2016 C, Ref. RB	5.00%	05/15/2041	5,750	5,821,800
Sienna Management District; Series 2021, GO Bonds (INS - BAM)(d)	2.00%	10/15/2030	555	498,687
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,600,433
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	4,105	4,113,101
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	20,009,139
Temple (City of), TX;
Series 2025, Ref. GO Bonds	5.00%	08/01/2028	2,145	2,270,561
Series 2025, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,077,939
Texarkana Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,400	1,547,214
Texas (State of);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	4,999,901
Series 2025, Ref. GO Bonds	5.00%	10/01/2042	5,020	5,552,070
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,198,605
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,103,943
Series 2025, RB	5.00%	10/15/2032	1,250	1,434,886
Tomball Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	2,450	2,729,450
Trophy Club (Town of), TX (Public Improvement District No. 1); Series 2025, Ref. RB	5.00%	09/01/2028	1,000	1,024,442
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(d)	5.00%	08/15/2030	1,000	1,039,826
				297,652,157
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–0.62%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment); Series 2025, RB (INS - AGI)(d)	5.00%	06/01/2029	$1,100	$1,182,020
Local Building Authority of Alpine School District (West School District);
Series 2025, RB	5.00%	03/15/2031	2,000	2,241,955
Series 2025, RB	5.00%	03/15/2032	1,800	2,050,934
Salt Lake City (City of), UT;
Series 2017 B, RB	5.00%	07/01/2042	7,100	7,215,991
Series 2025 B, RB	5.25%	07/01/2042	1,305	1,452,045
Utah (State of) Transit Authority; Series 2025, Ref. RB	5.00%	12/15/2032	2,500	2,882,883
				17,025,828
Vermont–0.41%
University of Vermont and State Agricultural College; Series 2015, Ref. RB	5.00%	10/01/2040	10,000	10,004,315
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,128,970
				11,133,285
Virginia–0.86%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGI)(d)	5.00%	07/01/2041	4,910	4,937,121
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(b)	5.00%	07/01/2026	5,000	5,071,853
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	825	813,354
Virginia (Commonwealth of) Port Authority;
Series 2025, RB	5.00%	07/01/2031	1,000	1,121,203
Series 2025, RB	5.00%	07/01/2032	1,000	1,138,299
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	3,150	3,188,839
Series 2023, RB	6.50%	09/01/2043	3,250	3,578,702
Wise County Industrial Development Authority; Series 2009, RB(a)	3.13%	10/01/2030	3,500	3,512,441
				23,361,812
Washington–4.69%
Island County Consolidated School District No. 206 South Whidbey;
Series 2025 (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	1,000	1,126,292
Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	1,000	1,102,883
King County School District No. 407 Riverview; Series 2014, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2025	1,600	1,600,000
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	3,795	3,828,083
North Thurston Public Schools; Series 2024, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	1,160	1,268,464
Pierce County School District No. 403 Bethel; Series 2024, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	1,585	1,734,757
Puyallup School District No. 3 (Washington State School District Credit Enhancement Program); Series 2016, GO Bonds(a)(b)	5.00%	12/12/2025	1,800	1,801,247
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,738,412
Seattle (Port of), WA;
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,574,348
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,421,059
Snohomish (County of), WA Public Utility District No. 1;
Series 2015, RB(a)(b)	5.00%	12/01/2025	2,775	2,775,000
Series 2025 B, Ref. RB	5.00%	12/01/2032	1,065	1,225,329
Series 2025 B, Ref. RB	5.00%	12/01/2039	1,670	1,905,128
Series 2025 B, Ref. RB	5.00%	12/01/2040	1,775	2,004,928
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	10,959,443
Washington (State of);
Series 2016 B, GO Bonds	5.00%	08/01/2040	2,500	2,521,057
Series 2016 C, GO Bonds(a)(b)	5.00%	02/01/2026	1,425	1,430,423
Series 2016 D, GO Bonds(a)(b)	5.00%	02/01/2026	3,425	3,438,033
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,169,197
Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,244,179
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	11,025,860
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	$1,940	$1,943,885
Series 2012 A, RB	4.00%	10/01/2034	17,500	17,502,527
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,657,025
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	5,004,173
Washington (State of) Housing Finance Commission; Series 2025-1, RB	4.08%	11/20/2041	2,295	2,208,540
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 B-3, Ref. RB	4.38%	01/01/2033	5,000	5,010,728
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(c)	5.00%	01/01/2036	1,755	1,765,249
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,262	2,197,863
Series 2024-2, RB	4.08%	03/01/2050	5,957	5,844,196
				128,028,308
Wisconsin–1.99%
Fox Valley Technical College District; Series 2025 B, GO Bonds	5.00%	12/01/2032	1,705	1,951,127
Rice Lake Area School District; Series 2014, GO Bonds	3.00%	04/01/2026	1,025	1,024,547
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,760,778
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	6,650	6,689,501
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.); Series 2025 A, Ref. RB	5.00%	11/15/2035	2,000	2,002,108
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	5.45%	10/01/2039	500	527,315
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(c)	5.00%	08/01/2027	13,230	13,356,574
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health Inc.); Series 2025, Ref. RB	5.00%	04/01/2041	1,000	1,082,357
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,001,829
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(c)	5.75%	07/01/2033	485	504,268
Series 2023, RB(c)	6.63%	07/01/2043	650	664,803
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(c)(g)	0.00%	12/15/2038	5,000	2,305,069
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	840	838,929
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(c)(g)	0.00%	12/15/2033	3,420	2,065,493
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings);
Series 2025, Ref. RB	5.00%	06/01/2030	750	783,395
Series 2025, Ref. RB	5.00%	06/01/2035	1,115	1,200,188
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,055,222
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2041	4,400	4,404,149
Wisconsin (State of) Public Finance Authority (Legacy Hills); Series 2025, Ref. RB(c)	6.00%	11/15/2045	3,000	2,924,864
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(c)(g)	0.00%	12/15/2039	5,000	1,760,110
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	765	774,225
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	1,676	1,679,752
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(c)	5.00%	07/15/2030	881	882,663
				54,239,266
Total Municipal Obligations (Cost $2,647,337,704)				2,682,843,882
			Shares
MuniFund Preferred Shares–1.22%
Nuveen AMT-Free Municipal Credit Income Fund, Series B(c)(e)			7,500,000	7,500,000
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D(c)(e)			12,000,000	12,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Shares	Value
Nuveen California AMT-Free Quality Municipal Income Fund(c)(e)	13,800,000	$13,800,000
Total MuniFund Preferred Shares (Cost $33,300,000)		33,300,000
TOTAL INVESTMENTS IN SECURITIES(j)–99.53% (Cost $2,680,637,704)		2,716,143,882
OTHER ASSETS LESS LIABILITIES–0.47%		12,856,782
NET ASSETS–100.00%		$2,729,000,664
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $147,376,853, which represented 5.40% of the Fund’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(f)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund